Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Loans and advances at amortised cost	£ 133,815	£ 134,267
Reverse repurchase agreements and other similar secured lending	3,048	8,981
Financial liabilities
Deposits at amortised cost	(249,732)	(244,696)
Repurchase agreements and other similar secured borrowing	(11,067)	(10,443)
Debt securities in issue	(42,931)	(29,423)
Subordinated liabilities	(29,045)	(32,005)	£ (33,425)
Fair value
Financial assets
Loans and advances at amortised cost	134,228	134,537
Reverse repurchase agreements and other similar secured lending	3,048	8,981
Financial liabilities
Deposits at amortised cost	(249,757)	(244,738)
Repurchase agreements and other similar secured borrowing	(11,067)	(10,443)
Debt securities in issue	(42,925)	(29,486)
Subordinated liabilities	(30,515)	(33,356)
Gross exposure
Financial assets
Loans and advances at amortised cost	133,815	134,267
Reverse repurchase agreements and other similar secured lending	3,048	8,981
Financial liabilities
Deposits at amortised cost	(249,732)	(244,696)
Repurchase agreements and other similar secured borrowing	(11,067)	(10,443)
Debt securities in issue	(42,931)	(29,423)
Subordinated liabilities	£ (29,045)	£ (32,005)